Net Debt - Summary of Movement in Net Debt (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement in net debt
Net (decrease)/increase in cash and cash equivalents, net of overdrafts	$ (500)	$ 563	$ (75)
Add back cash flows in respect of other components of net debt:
Principal element of lease payments	59	35	25
Issue of long-term bonds, including effect of currency swaps		(554)
Increase/(decrease) in other borrowings	(127)	268	(153)
(Increase)/decrease in net debt arising from cash flows	(568)	312
Non-cash movements:
Lease obligations	(43)	(27)
Increase in accrued interest	(7)	(3)
Acquisition of businesses (note 11)	(25)	(51)
Exchange and other adjustments	(57)	57
(Increase)/decrease in net debt	(700)	288
Net debt at beginning of the year	(1,965)	(2,253)
Net debt at end of the year	$ (2,665)	$ (1,965)	$ (2,253)